Other Income, Net	12 Months Ended
Mar. 31, 2026
Other Income, Net [Abstract]
Other income, net
18.	Other income, net

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Interest income from loans to related parties (Note 20)	165,368	370,705	23,736
Interest income from loans to third party	—	—	180,528
Interest income from fixed deposit	—	—	30,403
Sundry income	34,782	74,618	15,278
Gain/(Loss) on foreign exchange, net	19,159	(9,273)	(6,866)
	219,309	436,050	243,079